Equity Investment in Real Estate and the Managed REITs (Tables)	12 Months Ended
Dec. 31, 2012
Equity Investments in Real Estate and the Managed REITs
Schedule Of Income From Equity Investment

	Years Ended December 31,
	2012		2011	2010
Equity earnings from equity investments in the Managed REITs		$5,509	$16,928		$10,480
Other-than-temporary impairment charges on CPA®:16 – Global operating partnership		(9,910)	-		-
Distributions of Available Cash (Note 4)		30,009	15,535		4,468
Deferred revenue earned (Note 4)		8,492	5,662		-
Equity income from the Managed REITs		34,100	38,125		14,948
Equity earnings from other equity investments		28,292	13,103		16,044
Total income from equity investments in real estate and the Managed REITs		$62,392	$51,228		$30,992

Carrying Amount Of Investment In Funds

		% of Outstanding Shares Owned at		Carrying Amount of Investment at
Fund		December 31, 2012	December 31, 2011	December 31, 2012	(a)	December 31, 2011
CPA®:15	(b)	(c)	7.7%	$-		$93,650
CPA®:16 – Global	(d) (e) (f)	18.3%	17.9%	313,441		338,964
CPA®:17 – Global	(g)	1.3%	0.9%	38,977		21,277
CWI		0.4%	0.5%	727		121
				$353,145		$454,012

Schedule Of Financial Information Of Investment

	December 31,
	2012	2011
Assets	$8,052,546	$9,184,111
Liabilities	(3,959,756)	(4,896,116)
Redeemable noncontrolling interests	(21,747)	(21,306)
Noncontrolling interests	(170,140)	(330,873)
Stockholders’ equity	$3,900,903	$3,935,816

		Years Ended December 31,
		2012	2011	2010
Revenues		$809,364	$789,933	$737,369
Expenses	(a) (b)	(626,422)	(599,822)	(501,216)
Income from continuing operations		$182,942	$190,111	$236,153
Net income attributable to the Managed REITs	(c) (d)	$123,815	$123,479	$189,155

Ownership Interests and Carrying Values in Equity Investments

		Ownership Interest	Carrying Value at December 31,
Lessee		at December 31, 2012	2012	2011
Schuler A.G.	(a) (b) (c) (d)	67%	$62,006	$19,958
Hellweg Die Profi-Baumarkte GmbH & Co. KG (Hellweg 2)	(a) (c)	45%	42,387	1,062
Advanced Micro Devices	(b) (e)	33%	23,667	-
The New York Times Company	(f)	18%	20,584	19,647
C1000 Logistiek Vastgoed B.V.	(a) (b) (e)	15%	14,929	-
Del Monte Corporation	(b) (e)	50%	8,318	-
U. S. Airways Group, Inc.	(b) (g)	75%	7,995	7,415
The Talaria Company (Hinckley)	(e) (h)	30%	7,702	-
The Upper Deck Company	(b) (e)	50%	7,198	-
Waldaschaff Automotive GmbH and Wagon Automotive Nagold GmbH	(a) (e)	33%	6,323	-
Builders FirstSource, Inc.	(e)	40%	5,138	-
PETsMART, Inc.	(e)	30%	3,808	-
Consolidated Systems, Inc.	(b)	60%	3,278	3,387
Carrefour France, SAS	(a)	(i)	-	20,014
Médica – France, S.A.	(a)	(j)	-	4,430
Hologic, Inc.		(i)	-	4,429
Childtime Childcare, Inc.		(i)	-	4,419
Symphony IRI Group, Inc.	(k) (l) (m)	(i)	-	(24)
SaarOTEC	(a) (e) (l)	50%	(116)	-
Wanbishi Archives Co. Ltd.	(a) (l) (n)	3%	(736)	-
			$212,481	$84,737

Financial Information of Venture Properties

	December 31,
	2012	2011
Assets	$1,286,294	$1,026,124
Liabilities	(799,422)	(706,244)
Redeemable noncontrolling interest	(21,747)	(21,306)
Partners’/members’ equity	$465,125	$298,574

		Years Ended December 31,
		2012	2011	2010
Revenues		$108,242	$118,819	$146,214
Expenses		(64,453)	(75,992)	(79,665)
Impairment charges	(b)	-	(8,602)	-
Income from continuing operations		$43,789	$34,225	$66,549
Net income attributable to equity method investees	(a) (b)	$79,591	$34,225	$66,549